Accrued Expenses and Other Liabilities	12 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities

10. Accrued Expenses and Other Liabilities

	As of June 30,
	2026	2025
	US$	US$
Payroll payables	67,756	108,407
Accrued professional fees	229,108	52,219
Accrued audit fees	10,000	14,035
Accrued legal fees	80,961	-
Reimbursable payables (1)	526,527	516,645
Accrued occupancy expenses	12,600	-
Accrued expenses and other liabilities	926,952	691,306

(1)	Reimbursable payables primarily consisted of expenses paid by Guangzhou 3E Network and Guangzhou Sanyi Network on behalf of the Group prior to the divestment. As these two entities were fully divested on March 21, 2025 and December 25, 2025 respectively, the amount was due from the Group as a reimbursement to Guangzhou 3E Network and Guangzhou Sanyi Network.